787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 15, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated August 29, 2011, as amended February 23, 2012, for BlackRock U.S. Mortgage Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 24, 2012 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC